Short-term borrowings - Additional information (Details) - Unsecured bank loans - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings
Total line of credit	¥ 2,000,000	¥ 1,200,000
Unused portion of line of credit	640,000	0
Short-term borrowings guaranteed	¥ 0	¥ 180,000
Loan One
Short-term borrowings
Interest rate (in percent)		3.80%
Loan Two
Short-term borrowings
Interest rate (in percent)	3.90%	3.90%
Loan Three
Short-term borrowings
Interest rate (in percent)	4.00%	4.00%